UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-10343

Morgan Stanley Nasdaq-100 Index Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	November 30, 2005

Date of reporting period:	August 31, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Nasdaq-100 Index Fund

Portfolio of Investments August 31, 2005 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (95.9%)
	Advertising/Marketing Services (0.3%)
3,291	Lamar Advertising Co. (Class A)*	$132,364

	Air Freight/Couriers (0.8%)
3,194	C.H. Robinson Worldwide, Inc.	197,230
3,991	Expeditors International of Washington, Inc.	221,540
		418,770
	Apparel/Footwear (0.6%)
7,870	Cintas Corp.	324,638

	Apparel/Footwear Retail (0.3%)
5,545	Ross Stores, Inc.	137,960

	Biotechnology (10.2%)
21,984	Amgen Inc.*	1,756,522
14,279	Biogen Idec Inc.*	601,860
5,900	Celgene Corp.*	296,180
9,993	Chiron Corp.*	364,145
12,055	Genzyme Corp.*	857,954
16,959	Gilead Sciences, Inc.*	729,237
1,858	Invitrogen Corp.*	157,428
10,106	MedImmune, Inc.*	302,473
12,856	Millennium Pharmaceuticals, Inc.*	128,688
		5,194,487
	Broadcasting (1.3%)
54,638	Sirius Satellite Radio Inc.*	375,910
8,325	XM Satellite Radio Holdings Inc. (Class A)*	293,456
		669,366
	Cable/Satellite TV (3.4%)
36,331	Comcast Corp. (Class A)*	1,117,178
8,475	EchoStar Communications Corp. (Class A)	253,657
6,633	Liberty Global Inc. (Class A)*	336,625
		1,707,460
	Casino/Gaming (0.4%)
4,135	Wynn Resorts, Ltd.*	197,322

	Chemicals: Specialty (0.3%)
2,521	Sigma-Aldrich Corp.	157,310

	Computer Communications (3.9%)
87,025	Cisco Systems, Inc.*	1,533,380
13,651	Juniper Networks, Inc.*	310,424
3,569	QLogic Corp.*	123,345
		1,967,149
	Computer Peripherals (0.9%)
9,458	ATI Technologies Inc. (Canada)*	115,198
14,593	Network Appliance, Inc.*	346,438
		461,636
	Computer Processing Hardware (6.8%)
43,803	Apple Computer, Inc.*	2,055,675
33,949	Dell, Inc.*	1,208,584
56,474	Sun Microsystems, Inc.*	214,601
		3,478,860

	Containers/Packaging (0.2%)
9,488	Smurfit-Stone Container Corp.*	104,748

	Data Processing Services (1.7%)
9,120	Fiserv, Inc.*	409,214
13,685	Paychex, Inc.	467,069
		876,283
	Discount Stores (2.8%)
9,590	Costco Wholesale Corp.	416,590
3,998	Dollar Tree Stores, Inc.*	91,034
6,573	Sears Holdings Corp.*	893,008
		1,400,632
	Electrical Products (0.6%)
7,391	American Power Conversion Corp.	193,422
3,771	Molex Inc.	100,912
		294,334
	Electronic Components (1.3%)
23,383	Flextronics International Ltd. (Singapore)*	305,382
6,335	SanDisk Corp.*	245,988
21,383	Sanmina-SCI Corp.*	108,412
		659,782
	Electronic Distributors (0.4%)
3,232	CDW Corp.	190,947

	Electronic Equipment/Instruments (0.2%)
62,869	JDS Uniphase Corp.*	99,962

	Electronic Production Equipment (2.9%)
32,405	Applied Materials, Inc.	593,336
9,094	KLA-Tencor Corp.	461,611
5,455	Lam Research Corp.*	172,924
5,366	Novellus Systems, Inc.*	143,862
5,050	Synopsys, Inc.*	95,950
		1,467,683
	Food Retail (0.6%)
2,446	Whole Foods Market, Inc.	316,170

	Home Improvement Chains (0.3%)
2,765	Fastenal Co.	167,504

	Information Technology Services (0.9%)
7,665	Citrix Systems, Inc.*	182,427
5,014	Cognizant Technology Solutions Corp. (Class A)*	228,287
26,198	Level 3 Communications, Inc.*	51,610
		462,324
	Internet Retail (1.5%)
10,399	Amazon.com, Inc.*	444,037
13,046	IAC/InterActive Corp.*	320,279
		764,316
	Internet Software/Services (3.1%)
13,850	BEA Systems, Inc.*	122,157
9,346	Check Point Software Technologies Ltd. (Israel)*	210,846
23,069	Siebel Systems, Inc.	190,319
9,506	VeriSign, Inc.*	207,231
25,587	Yahoo!, Inc.*	853,070
		1,583,623
	Major Telecommunications (0.7%)
13,499	MCI Inc.	346,114

	Medical Distributors (0.4%)
5,023	Patterson Companies, Inc.*	201,221

	Medical Specialties (1.2%)
12,927	Biomet, Inc.	476,877
2,941	DENTSPLY International, Inc.	155,785
		632,662
	Medical/Nursing Services (0.3%)
3,640	Lincare Holdings, Inc.*	154,118

	Movies/Entertainment (0.4%)
4,529	Pixar, Inc.*	198,823

	Other Consumer Services (4.4%)
7,002	Apollo Group, Inc. (Class A)*	550,777
3,982	Career Education Corp.*	156,095
38,370	eBay, Inc.*	1,553,601
		2,260,473
	Packaged Software (14.4%)
18,244	Adobe Systems, Inc.	493,318
9,080	Autodesk, Inc.	392,256
8,702	Intuit Inc.*	398,900
3,514	Mercury Interactive Corp.*	128,858
141,731	Microsoft Corp. **	3,883,429
81,711	Oracle Corp.*	1,059,792
47,067	Symantec Corp.*	987,466
		7,344,019
	Pharmaceuticals: Other (1.5%)
3,800	Sepracor, Inc.*	190,760
17,718	Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	574,772
		765,532
	Recreational Products (1.3%)
11,778	Electronic Arts, Inc.*	674,644

	Restaurants (2.0%)
20,657	Starbucks Corp.*	1,013,019

	Semiconductors (11.0%)
19,920	Altera Corp.*	435,650
9,642	Broadcom Corp. (Class A)*	419,427
82,391	Intel Corp.	2,119,097
5,880	Intersil Corp. (Class A)	123,480
15,588	Linear Technology Corp.	591,253
10,163	Marvell Technology Group Ltd. (Bermuda)*	479,592
17,517	Maxim Integrated Products, Inc.	747,100
6,607	Microchip Technology Inc.	205,610
17,739	Xilinx, Inc.	498,288
		5,619,497
	Services to the Health Industry (0.6%)
5,046	Express Scripts, Inc.*	291,962

	Specialty Stores (2.3%)
15,143	Bed Bath & Beyond Inc.*	614,049
5,402	PETsMART, Inc.	139,209
18,860	Staples, Inc.	414,166
		1,167,424
	Specialty Telecommunications (0.4%)
3,521	NTL, Inc.*	224,921

	Telecommunication Equipment (8.3%)
7,940	Comverse Technology, Inc.*	204,693
3,833	Garmin Ltd. (Cayman Islands)	221,931
75,097	QUALCOMM Inc.	2,982,102
7,248	Research In Motion Ltd. (Canada)*	567,446
4,876	Telefonaktiebolaget LM Ericsson (ADR) (Sweden)	170,172
9,739	Tellabs, Inc.*	86,580
		4,232,924

	Trucks/Construction/Farm Machinery (1.0%)
7,427	PACCAR, Inc.	520,484

	TOTAL COMMON STOCKS
	(Cost $39,120,768)	48,883,467

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (3.9%)
	REPURCHASE AGREEMENT
2,012	Joint repurchase agreement account 3.575% due 09/01/05
	(dated 08/31/05; proceeds $2,012,200) (a)
	(Cost $2,012,000)		2,012,000

	TOTAL INVESTMENTS
	(Cost $41,132,768)(b)(c)	99.8%	50,895,467
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	77,168
	NET ASSETS	100.0%	$50,972,635

ADR	American Depositary Receipt.
*	Non-income producing security.
**	A portion of this security is physically segregated in connection with open futures contracts in the amount of $195,000.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	Securities have been designated as collateral in an amount equal to $1,834,288 in connection with open futures contracts.
(c)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $11,993,087 and the aggregate gross unrealized depreciation is $2,230,388, resulting in net unrealized appreciation of $9,762,699.

Futures Contracts Open at August 31, 2005:

NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	UNREALIZED
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	APPRECIATION

65	Long	Nasdaq-100 E-Mini
		September/2005	$2,059,200	$29,749

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Nasdaq-100 Index Fund

/s/ Ronald E. Robison

Ronald E. Robison
Principal Executive Officer
October 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 20, 2005